Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 253,926	$ 36,573	¥ 248,862	¥ 284,464
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 95,705	$ 13,785	¥ 103,520	¥ 118,560
Percent of Total	37.80%	37.80%	41.60%	41.70%
Printing Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 20,366	$ 2,933	¥ 29,605	¥ 32,987
Percent of Total	8.00%	8.00%	11.90%	11.60%
Metallized Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 7,391	$ 1,065	¥ 9,010	¥ 6,397
Percent of Total	2.90%	2.90%	3.60%	2.20%
Specialty Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 96,091	$ 13,840	¥ 73,851	¥ 79,609
Percent of Total	37.80%	37.80%	29.70%	28.00%
Base Film For Other Applications [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 34,373	$ 4,950	¥ 32,876	¥ 46,911
Percent of Total	13.50%	13.50%	13.20%	16.50%